T. ROWE PRICE AFRICA & MIDDLE EAST FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
EGYPT 5.4%
Common Stocks 5.4%
Commercial International Bank Egypt, GDR (USD)	517,698	1,996
Edita Food Industries	1,409,837	822
Fawry for Banking & Payment Technology Services (1)	855,268	959
Integrated Diagnostics Holdings (USD) (1)	380,166	1,532
Total Egypt (Cost $5,349)		5,309

GERMANY 0.3%
Common Stocks 0.3%
Delivery Hero (1)	2,773	318
Total Germany (Cost $295)		318

KENYA 3.6%
Common Stocks 3.6%
East African Breweries	925,800	1,327
Equity Group Holdings (1)	3,608,000	1,087
Safari. com	4,131,000	1,091
Total Kenya (Cost $4,217)		3,505

KUWAIT 9.0%
Common Stocks 9.0%
Gulf Bank	1,788,640	1,118
Kuwait Finance House	948,402	1,822
National Bank of Kuwait	2,216,588	5,802
Total Kuwait (Cost $8,112)		8,742

MOROCCO 7.1%
Common Stocks 7.1%
Attijariwafa Bank (1)	65,455	2,578
Hightech Payment Systems	1,967	869

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

	Shares	$ Value
(Cost and value in $000s)
Label Vie	10,866	3,486
Total Morocco (Cost $5,586)		6,933

NETHERLANDS 2.1%
Common Stocks 2.1%
Prosus (1)	21,029	2,047
Total Netherlands (Cost $1,578)		2,047

QATAR 4.4%
Common Stocks 4.4%
Qatar National Bank	871,274	4,339
Total Qatar (Cost $4,357)		4,339

RWANDA 0.9%
Common Stocks 0.9%
BK Group (KES)	5,916,880	844
Total Rwanda (Cost $1,833)		844

SAUDI ARABIA 23.4%
Common Stocks 23.4%
Al Rajhi Bank	438,358	6,890
Dr Sulaiman Al Habib Medical Services Group	50,084	1,169
Leejam Sports	31,768	485
Mouwasat Medical Services	116,544	3,407
National Commercial Bank	284,846	2,755
Saudi Basic Industries	151,288	3,581
Saudi British Bank	222,378	1,435
United Electronics	44,140	671
United International Transportation	93,364	809
Yanbu National Petrochemical	118,064	1,634
Total Saudi Arabia (Cost $18,823)		22,836

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

	Shares	$ Value
(Cost and value in $000s)
SOUTH AFRICA 31.1%
Common Stocks 31.1%
Absa Group	188,412	873
AVI	208,464	859
Bid	84,663	1,396
Capitec Bank Holdings	40,857	2,114
Clicks Group	158,230	2,112
FirstRand	1,859,391	4,235
Mr Price Group	140,703	1,041
Naspers, N Shares	62,396	11,353
Sanlam	1,156,253	4,092
Shoprite Holdings	381,020	2,328
Total South Africa (Cost $34,474)		30,403

TANZANIA 0.3%
Common Stocks 0.3%
Vodacom Tanzania	1,305,429	328
Total Tanzania (Cost $496)		328

UNITED ARAB EMIRATES 4.3%
Common Stocks 4.3%
First Abu Dhabi Bank	945,535	2,867
Network International Holdings (GBP) (1)	257,137	1,357
Total United Arab Emirates (Cost $3,966)		4,224

UNITED KINGDOM 7.1%
Common Stocks 7.1%
Anglo American (ZAR)	41,536	1,022
Helios Towers (1)	1,426,948	2,922
Mondi	79,639	1,411
Ninety One (1)	345,413	972
Vivo Energy	670,640	645
Total United Kingdom (Cost $6,558)		6,972

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

	Shares	$ Value
(Cost and value in $000s)

ZAMBIA 0.1%
Common Stocks 0.1%
Standard Chartered Bank Zambia (1)	1,711,371	94
Total Zambia (Cost $335)		94
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.13% (2)(3)	1,315	1
Total Short-Term Investments (Cost $1)		1
Total Investments in Securities 99.1%
(Cost $95,980)		$96,895
Other Assets Less Liabilities 0.9%		924
Net Assets 100.0%		$97,819

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
GDR	Global Depositary Receipts
GBP	British Pound
KES	Kenyan Shilling
USD	U. S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$18	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$5,526	¤	¤	$1	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $18 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Africa & Middle East Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 96,894	$ —	$ 96,894
Short-Term Investments	1	—	—	1
Total	$1	$ 96,894	$ —	$ 96,895